Prospectus supplement dated June 14, 2013
to the following prospectus(es):
BOA America's VISION Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, BOA Choice Venue Annuity II, Nationwide Destination L, Nationwide Income Architect Annuity, Nationwide Destination B, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator New York, BOA All American Annuity, M&T All American, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA America's Exclusive Annuity II, BOA V, NEA Valuebuilder Select, BOA Choice Annuity, Key Choice, BOA America's Income Annuity, BOA IV, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Next Generation Corporate Variable Universal Life, Marathon Corporate VUL, Future Executive VUL, BOA Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, NLIC Options Premier, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, and Nationwide YourLife Survivorship VUL prospectus dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection, and Marathon VUL (NLAIC) prospectus dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select (AO and NY), Survivor Options Premier (NLIC and NLAIC), Survivor Options Elite (NLIC), BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), and Options Premier (NLAIC) prospectus dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity, and
BOA Exclusive Annuity prospectus dated May 1, 2004
Elite Pro LTD, Elite Pro Classic prospectus dated May 1, 2003
BOA InvestCare, BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, and Multi-Flex FPVUL, prospectus dated May 1, 2002
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective on or about June 17, 2013, Invesco Advisers, Inc. will no longer be a sub-adviser for the Nationwide Variable Insurance Trust – NVIT International Equity Fund and will be replaced by Lazard Asset Management LLC.
PROS-0229